Quarterly Holdings Report
for
Fidelity® Municipal Income 2025 Fund
September 30, 2022
M25-NPRT1-1122
1.9885832.105
Municipal Bonds - 92.7%
	Principal Amount (a)	Value ($)
Alabama - 0.4%
Montgomery Med. Clinic Facilities Series 2015, 5% 3/1/25	100,000	99,207
Arizona - 2.2%
Glendale Trans. Excise Tax Rev. Series 2015, 5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	75,000	78,495
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 A, 5% 7/1/25 (b)	250,000	257,930
Series 2017 B, 5% 7/1/25	250,000	260,513
TOTAL ARIZONA		596,938
California - 5.5%
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2015 A, 5% 6/1/40 (Pre-Refunded to 6/1/25 @ 100)	365,000	382,573
Poway Unified School District Series 2009, 0% 8/1/25	90,000	81,573
Sacramento Muni. Util. District Elec. Rev. Series 2015, 5% 7/1/25	550,000	577,103
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. (Sub Lien Proj.) Series 2017 B, 5% 7/1/25 (b)	150,000	154,324
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/25	270,000	274,897
TOTAL CALIFORNIA		1,470,470
Colorado - 0.7%
E-470 Pub. Hwy. Auth. Rev. Series 1997 B, 0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	178,688
Connecticut - 10.0%
Connecticut Gen. Oblig.:
Series 2015 B, 5% 6/15/25	175,000	182,524
Series 2016 D, 5% 8/15/25	330,000	345,002
Connecticut Health & Edl. Facilities Auth. Rev.:
(Quinnipiac Univ., Ct. Proj.) Series M, 5% 7/1/25	40,000	41,343
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1, 5% 7/1/25	400,000	414,271
Series 2022 M, 5% 7/1/25	175,000	179,312
Series K1, 5% 7/1/25	280,000	280,695
Series K3, 5% 7/1/25	200,000	200,497
Series N, 5% 7/1/25	50,000	50,035
Connecticut Hsg. Fin. Auth. Series C, 5% 5/15/25 (b)	935,000	960,826
TOTAL CONNECTICUT		2,654,505
District Of Columbia - 1.3%
District of Columbia Rev. Series 2018, 5% 10/1/25	75,000	77,472
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/25	250,000	260,513
TOTAL DISTRICT OF COLUMBIA		337,985
Florida - 6.3%
Broward County Arpt. Sys. Rev. Series 2017, 5% 10/1/25 (b)	500,000	516,765
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2017 A:
5% 10/1/25 (b)	95,000	97,914
5% 10/1/25 (Escrowed to Maturity) (b)	205,000	213,522
Lakeland Hosp. Sys. Rev. Series 2016, 5% 11/15/25	430,000	446,594
Palm Beach County School Board Ctfs. of Prtn. Series 2018 A, 5% 8/1/25	50,000	51,984
Seminole County School Board Ctfs. of Prtn. Series 2016 C, 5% 7/1/25	40,000	41,789
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017, 5% 8/15/25	200,000	207,263
Tampa Hosp. Rev. (H. Lee Moffitt Cancer Ctr. Proj.) Series 2016 B, 5% 7/1/25	100,000	103,225
TOTAL FLORIDA		1,679,056
Georgia - 0.2%
Atlanta Arpt. Rev. Series 2019 B, 5% 7/1/25 (b)	50,000	51,586
Hawaii - 3.9%
Hawaii Gen. Oblig. Series 2017 FK, 5% 5/1/25	1,000,000	1,042,965
Illinois - 7.2%
Chicago O'Hare Int'l. Arpt. Rev. Series 2017 D, 5% 1/1/25 (b)	100,000	102,354
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/25	250,000	258,929
Illinois Fin. Auth. Rev.:
(Edward-Elmhurst Healthcare) Series 2017 A, 5% 1/1/25 (Escrowed to Maturity)	145,000	149,768
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A, 5% 7/15/25	200,000	208,521
Series 2016, 5% 5/15/25	250,000	257,847
Series 2019, 5% 9/1/25	200,000	203,278
Illinois Gen. Oblig. Series 2013, 5.5% 7/1/25	200,000	202,089
Illinois Sales Tax Rev. Series 2016 D, 5% 6/15/25	100,000	103,176
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2008, 0% 2/1/25 (Assured Guaranty Muni. Corp. Insured)	185,000	169,955
Metropolitan Pier & Exposition Series 1994 A, 0% 6/15/25	270,000	240,675
TOTAL ILLINOIS		1,896,592
Indiana - 1.5%
Indiana Fin. Auth. Health Sys. Rev. Bonds Series 2019 B, 2.25%, tender 7/1/25 (c)	55,000	53,689
Indiana Fin. Auth. Rev. (Cmnty. Foundation of Northwest Indiana Obligated Group) Series 2016, 5% 9/1/25	25,000	26,075
Indiana Hsg. & Cmnty. Dev. Auth. Series A, 5% 7/1/25	300,000	313,416
TOTAL INDIANA		393,180
Kentucky - 1.6%
Kentucky State Property & Buildings Commission Rev.:
(Kentucky St) Series 2016, 5% 10/1/25	100,000	104,273
(Proj. No. 118) Series 2018, 5% 4/1/25	300,000	312,506
TOTAL KENTUCKY		416,779
Louisiana - 0.4%
New Orleans Aviation Board Rev. (North Term. Proj.) Series 2017 B, 5% 1/1/25 (b)	100,000	102,289
Maine - 3.2%
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2013, 5% 7/1/25 (Pre-Refunded to 7/1/23 @ 100)	265,000	268,478
Series 2017 A, 4% 7/1/25	465,000	468,836
Series 2017 B, 4% 7/1/25	100,000	100,825
TOTAL MAINE		838,139
Maryland - 0.6%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Lifebridge Health Proj.) Series 2017, 5% 7/1/25	150,000	155,193
Massachusetts - 6.3%
Massachusetts Commonwealth Trans. Fund Rev. (Rail Enhancement Prog.) Series 2021 B, 5% 6/1/25	375,000	392,273
Massachusetts Dev. Fin. Agcy. Rev.:
(Fisher College) Series 2017, 5% 4/1/25	250,000	255,368
Bonds Series 2017 A2, 5%, tender 1/30/25 (c)	10,000	10,338
Caregroup, Inc. Series 2015 H-1, 5% 7/1/25	150,000	155,511
Series 2016 I, 5% 7/1/25	50,000	51,089
Series 2019 K, 5% 7/1/25	50,000	51,837
Series 2019, 5% 7/1/25	170,000	173,967
Massachusetts Edl. Fing. Auth. Rev. Series 2017 A, 5% 7/1/25 (b)	250,000	257,535
Massachusetts Port Auth. Rev. Series 2019 C, 5% 7/1/25 (b)	300,000	309,832
TOTAL MASSACHUSETTS		1,657,750
Michigan - 3.1%
Flint Hosp. Bldg. Auth. Rev. Series 2020, 5% 7/1/25	300,000	305,675
Grand Traverse County Hosp. Fin. Auth. Series 2019 A, 5% 7/1/25	150,000	155,789
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J, 5% 7/1/25	100,000	103,225
Warren Consolidated School District Series 2017, 4% 5/1/25 (Assured Guaranty Muni. Corp. Insured)	250,000	253,193
TOTAL MICHIGAN		817,882
Missouri - 3.6%
Saint Louis Arpt. Rev.:
Series 2017 A, 5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	370,000	385,165
Series 2017 B, 5% 7/1/25 (Assured Guaranty Muni. Corp. Insured) (b)	250,000	257,733
Series 2019 C, 5% 7/1/25	290,000	301,500
TOTAL MISSOURI		944,398
Nevada - 0.2%
Clark County School District Series 2017 A, 5% 6/15/25	60,000	62,564
New Hampshire - 1.3%
New Hampshire Health & Ed. Facilities Auth.:
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A, 5% 8/1/25	50,000	51,657
(Partners Healthcare Sys., Inc. Proj.) Series 2017, 5% 7/1/25	200,000	208,144
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2016, 5% 10/1/25	70,000	72,447
TOTAL NEW HAMPSHIRE		332,248
New Jersey - 3.6%
New Jersey Econ. Dev. Auth. Lease Rev. (Libersty State Park Proj.) Series 2015 A, 5% 6/15/25	200,000	205,062
New Jersey Edl. Facility:
(Stevens Institute of Techonolgy Proj.) Series 2017 A, 5% 7/1/25	105,000	107,341
(Stockton Univ. Proj.) Series A, 5% 7/1/25	15,000	15,527
Series 2016 E, 5% 7/1/25	50,000	51,731
New Jersey Health Care Facilities Fing. Auth. Rev. (St Joseph Hosp. & Med. Ctr., Proj.) Series 2016, 5% 7/1/25	400,000	406,625
New Jersey Trans. Trust Fund Auth.:
Series 2006 C, 0% 12/15/25	140,000	123,761
Series 2016 A, 5% 6/15/25	40,000	41,479
TOTAL NEW JERSEY		951,526
New York - 2.3%
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2016 A, 5% 7/1/25	30,000	30,645
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2015, 5% 6/15/27 (Pre-Refunded to 6/15/25 @ 100)	200,000	209,393
Niagara Frontier Trans. Auth. Arpt. Rev. Series 2019 A, 5% 4/1/25 (b)	255,000	260,839
Onondaga Civic Dev. Corp. (Le Moyne College Proj.):
Series 2015, 5% 7/1/25	100,000	101,969
Series 2018, 5% 1/1/25	15,000	15,247
TOTAL NEW YORK		618,093
Ohio - 3.8%
Akron Bath Copley Hosp. District Rev. (Summa Health Sys.) Series 2016, 5% 11/15/25	150,000	154,363
Hamilton County Hosp. Facilities Rev. (Trihealth, Inc. Obligated Group Proj.) Series 2017 A, 5% 8/15/25	140,000	144,699
Lancaster Port Auth. Gas Rev. Series 2019, 5% 2/1/25	200,000	204,602
Ohio Higher Edl. Facility Commission Rev.:
(Kenyon College, Oh. Proj.) Series 2017 5% 7/1/25	200,000	205,242
(Xavier Univ. 2015 Proj.) Series 2015 C, 5% 5/1/25	190,000	195,602
(Xavier Univ. 2016 Proj.) Series 2016, 5% 5/1/25	100,000	102,948
TOTAL OHIO		1,007,456
Oregon - 2.4%
Clackamas County Hosp. Facility Auth. (Williamette View, Inc.) Series 2017 A, 4% 5/15/25	200,000	197,165
Port of Portland Arpt. Rev. Series 24B, 5% 7/1/25 (b)	420,000	431,887
TOTAL OREGON		629,052
Pennsylvania - 10.8%
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A, 5% 7/15/25	600,000	623,620
Bucks County Indl. Dev. Auth. Hosp. Rev. Series 2021, 5% 7/1/25	375,000	379,286
Butler County Hosp. Auth. Hosp. Rev. Series 2015 A, 5% 7/1/25	30,000	30,826
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2018 A, 5% 11/15/25	100,000	104,368
Delaware County Auth. Rev. Series 2017, 5% 7/1/25	125,000	124,456
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A, 5% 7/1/25	125,000	126,397
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018, 5% 7/15/25	110,000	112,774
Monroe County Hosp. Auth. Rev. Series 2016, 5% 7/1/25	50,000	51,612
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ.) Series 2016, 5% 5/1/25	445,000	458,231
Series 2015 AQ, 5% 6/15/25	200,000	208,389
Philadelphia Arpt. Rev.:
Series 2017 A, 5% 7/1/25	50,000	51,983
Series 2017 B, 5% 7/1/25 (b)	210,000	215,779
Philadelphia School District:
Series 2015 A, 5% 9/1/25	20,000	20,720
Series 2018 A, 5% 9/1/25	50,000	51,814
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A, 5% 6/1/25	300,000	311,874
TOTAL PENNSYLVANIA		2,872,129
Puerto Rico - 0.4%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2022 A1, 5.375% 7/1/25	100,000	100,967
Tennessee - 2.0%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1, 5% 8/1/25	250,000	255,859
Knox County Health Edl. & Hsg. Facilities Board Rev.:
Series 2016, 5% 9/1/25	15,000	15,349
Series 2017, 5% 4/1/25	265,000	270,375
TOTAL TENNESSEE		541,583
Texas - 0.8%
Houston Arpt. Sys. Rev. Series 2018 C, 5% 7/1/25 (b)	200,000	205,661
Utah - 0.1%
Salt Lake City Arpt. Rev. Series 2017 A, 5% 7/1/25 (b)	30,000	30,826
Vermont - 2.5%
Vermont Student Assistant Corp. Ed. Ln. Rev.:
Series 2015 A, 5% 6/15/25 (b)	300,000	307,362
Series 2019 A, 5% 6/15/25 (b)	105,000	107,442
Series 2020 A, 5% 6/15/25 (b)	250,000	256,135
TOTAL VERMONT		670,939
Virginia - 0.5%
Salem Econ. Dev. Auth. Series 2020, 5% 4/1/25	125,000	127,412
Washington - 2.4%
Port of Seattle Rev. Series 2017 C, 5% 5/1/25 (b)	465,000	479,979
Washington Convention Ctr. Pub. Facilities Series 2018, 5% 7/1/25	155,000	156,572
TOTAL WASHINGTON		636,551
Wisconsin - 1.6%
Wisconsin Health & Edl. Facilities:
Bonds Series 2018 B, 5%, tender 1/29/25 (c)	40,000	41,097
Series 2014, 5% 5/1/25	100,000	101,530
Series 2016, 5% 2/15/27 (Pre-Refunded to 8/15/25 @ 100)	10,000	10,455
Series 2017 A:
5% 4/1/25	155,000	160,221
5% 9/1/25 (Escrowed to Maturity)	100,000	104,330
TOTAL WISCONSIN		417,633
TOTAL MUNICIPAL BONDS (Cost $25,612,899)		24,538,242

Money Market Funds - 4.1%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 2.29% (d)(e) (Cost $1,083,000)	1,082,783	1,082,999

TOTAL INVESTMENT IN SECURITIES - 96.8% (Cost $26,695,899)	25,621,241
NET OTHER ASSETS (LIABILITIES) - 3.2%	857,591
NET ASSETS - 100.0%	26,478,832

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Municipal Cash Central Fund 2.29%	578,000	2,772,999	2,268,000	3,353	-	-	1,082,999	0.1%
Total	578,000	2,772,999	2,268,000	3,353	-	-	1,082,999

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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